                                        AMERICAN
                                        NATIONAL
                                        INVESTMENT
                                        ACCOUNTS
                                        INC.
                                                      / / GROWTH PORTFOLIO
                                                      / / MANAGED PORTFOLIO
                                                      / / BALANCED PORTFOLIO
                                                      / / MONEY MARKET PORTFOLIO

                                                          SEMI-ANNUAL REPORT
                                                        JUNE 30, 1998

                                                 Form 9429
                                                 Rev. 6/98

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.    One Moody Plaza, Galveston, Texas
77550
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                               Allan W. Matthews
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                      Gordon D. Dixon, Vice President and
                               Portfolio Manager
                     William R. Berger, Vice President and
                               Portfolio Manager
                       Vera M. Young, Vice President and
                   Portfolio Manager, Money Market Portfolio
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                     Securities Management & Research, Inc.
                                One Moody Plaza
                             Galveston, Texas 77550

                                   CUSTODIAN
                     Securities Management & Research, Inc.
                                One Moody Plaza
                             Galveston, Texas 77550

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                     Securities Management & Research, Inc.
                                One Moody Plaza
                             Galveston, Texas 77550

               TRANSFER AGENT, REGISTAR AND DIVIDEND PAYING AGENT
                     Securities Management & Research, Inc.
                                One Moody Plaza
                             Galveston, Texas 77550

                              INDEPENDENT AUDITORS
                           Tait, Weller & Baker, CPA
                         8 Penn Center Plaza, Suite 800
                          Philadelphia, PA 19103-2108

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

COMMON STOCK                         SHARES      VALUE
AUTO & TRUCK MANUFACTURERS--2.42%
Chrysler Corporation                    2,000  $  112,750
Ford Motor Company                      1,500      88,500
General Motors Corporation              2,000     133,625
                                               ----------
                                                  334,875
BANKS--6.79%
Banc One Corporation                    3,300     184,181
Comerica, Incorporated                  1,350      89,437
Dime Bancorp, Incorporated              7,000     209,562
First Union Corporation                 1,600      93,200
Morgan (J.P.) & Company                   500      58,563
NationsBank Corporation                 2,000     153,000
Norwest Corporation                     4,000     149,500
                                               ----------
                                                  937,443
BEVERAGES--2.05%
Anheuser-Busch Companies,
  Incorporated                          6,000     283,125
BROADCASTING--0.64%
MediaOne Group, Incorporated*           2,000      87,875
CHEMICALS--3.39%
Cabot Corporation                         800      25,850
Hercules, Incorporated                  2,600     106,925
Monsanto Company                        3,500     195,562
Praxair, Incorporated                   3,000     140,437
                                               ----------
                                                  468,774
COMMUNICATION EQUIPMENT--1.69%
Lucent Technologies, Incorporated       2,800     232,925
COMPUTER RELATED--4.38%
COMPAQ Computer Corporation             4,000     113,500
Cisco Systems, Incorporated*            1,700     156,506
Hewlett-Packard Company                 1,900     113,763
Stratus Computer, Incorporated*         6,000     151,875
Sun Microsystems, Incorporated*         1,600      69,500
                                               ----------
                                                  605,144
COMPUTER SOFTWARE--8.35%
BMC Software, Incorporated*             3,200     166,200
First Data Corporation                  5,700     189,881
MAPICS, Incorporated*                   5,000      98,438
Microsoft Corporation*                  3,900     422,662
Network Associates, Incorporated*       3,000     143,625
Synopsys, Incorporated*                 2,900     132,675
                                               ----------
                                                1,153,481
CONSTRUCTION--0.52%
Centex Corporation                      1,900      71,725
COSMETICS/TOILETRIES--1.32%
Procter & Gamble Company                2,000     182,125


COMMON STOCK                         SHARES      VALUE
DIVERSIFIED--2.73%
AlliedSignal, Incorporated              3,200  $  142,000
Coltec Industries, Incorporated*        5,600     111,300
U.S. Industries, Incorporated           5,000     123,750
                                               ----------
                                                  377,050
DRUGS--7.50%
Bristol-Myers Squibb Company            2,000     229,875
Merck & Company, Incorporated           1,000     133,750
Pfizer, Incorporated                    3,200     347,800
Schering-Plough Corporation             2,400     219,900
Warner-Lambert Company                  1,500     104,063
                                               ----------
                                                1,035,388
ELECTRICAL EQUIPMENT--3.16%
General Electric Company                3,700     336,700
York International Corporation          2,300     100,194
                                               ----------
                                                  436,894
ELECTRONICS/INTRUMENTS--2.39%
Analog Devices, Incorporated*           4,700     115,444
Avnet, Incorporated                     2,000     109,375
Cypress Semiconductor Corporation*     12,600     104,737
                                               ----------
                                                  329,556
ENVIRONMENTAL--0.56%
Waste Management, Incorporated          2,200      77,000
EXPLORATION & DRILLING--0.95%
Global Marine Incorporated*             2,500      46,719
Tidewater, Incorporated                 1,500      49,500
Union Pacific Resources Group,
  Incorporated                          2,000      35,125
                                               ----------
                                                  131,344
FINANCIAL SERVICES--3.42%
Associates First Capital
  Corporation                             393      30,212
Countrywide Credit Industries,
  Incorporated                          3,000     152,250
Morgan Stanley, Dean Witter,
  Discover and Company                  1,600     146,200
Reliance Group Holdings,
  Incorporated                          8,200     143,500
                                               ----------
                                                  472,162
FOOD PRODUCERS--3.13%
IBP, Incorporated                       2,500      45,312
Interstate Bakeries Corporation         4,500     149,344
McCormick & Company, Incorporated       2,000      71,438
Tyson Foods, Incorporated               3,600      78,075
Universal Foods Corporation             4,000      88,750
                                               ----------
                                                  432,919

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                         SHARES      VALUE
FOOD RETAILERS--1.58%
Albertson's, Incorporated               1,300  $   67,356
Safeway, Incorporated*                  3,700     150,544
                                               ----------
                                                  217,900
FURNITURE/APPLIANCES--0.50%
Whirlpool Corporation                   1,000      68,750
INSURANCE COMPANIES--2.08%
American General Corporation            2,000     142,375
CIGNA Corporation                       2,100     144,900
                                               ----------
                                                  287,275
LEISURE TIME--0.72%
Brunswick Corporation                   4,000      99,000
MACHINERY/EQUIPMENT--1.79%
Flowserve Corporation                   3,500      86,188
Foster Wheeler Corporation              1,000      21,437
Pall Corporation                        6,800     139,400
                                               ----------
                                                  247,025
MEDICAL PRODUCTS/SUPPLIES--2.60%
Abbott Laboratories                     2,000      81,750
Bergen Brunswig Corporation (Class
  A)                                    2,500     115,938
Biomet, Incorporated*                   4,900     162,006
                                               ----------
                                                  359,694
MEDICAL SERVICES--5.00%
Advanced Health Corporation*           10,400      57,200
Aetna Incorporated                      2,000     152,250
Beckman Coulter, Incorporated           2,000     116,500
MedPartners, Incorporated *             4,000      32,000
PacifiCare Health Systems,
  Incorporated (Class B)*               1,600     141,400
United Healthcare Corporation           3,000     190,500
                                               ----------
                                                  689,850
METALS & MINING--1.08%
Cyprus Amax Minerals Company            3,000      39,750
Kinross Gold Corporation*              33,616     109,252
                                               ----------
                                                  149,002
NATURAL GAS--1.17%
Enron Corporation                       3,000     162,188
OIL DOMESTIC--2.55%
Amoco Corporation                       2,000      83,250
Kerr-McGee Corporation                  2,100     121,538
Murphy Oil Corporation                    800      40,550
Unocal Corporation                      3,000     107,250
                                               ----------
                                                  352,588


COMMON STOCK                         SHARES      VALUE
OIL INTERNATIONAL--2.14%
Chevron Corporation                     1,000  $   83,063
Societe Nationale Elf Aquitaine
  ADR                                   3,000     213,000
                                               ----------
                                                  296,063
PAPER/FOREST PRODUCTS--0.74%
Caraustar Industries, Incorporated      2,900      83,738
Louisiana-Pacific Corporation           1,000      18,250
                                               ----------
                                                  101,988
PHOTOGRAPHY/IMAGING--2.58%
Xerox Corporation                       3,500     355,687
PRINTING/PUBLISHING--0.56%
Banta Corporation                       2,500      77,187
RESTAURANTS--0.58%
Applebee's International,
  Incorporated                          3,600      80,550
RETAIL--GENERAL--1.01%
Federated Department Stores,
  Incorporated*                         2,600     139,913
RETAIL--SPECIALTY--1.04%
Officemax, Incorporated*                4,300      70,950
Tiffany & Company                       1,500      72,000
                                               ----------
                                                  142,950
SEMICONDUCTORS--1.66%
Intel Corporation                       3,100     229,787
TELECOM--0.53%
U S West, Incorporated                  1,554      73,038
TELEPHONE--1.54%
Alltel Corporation                      2,000      93,000
MasTec, Incorporated*                   5,000     119,375
                                               ----------
                                                  212,375
TRUCKING & SHIPPING--0.78%
USFreightways Corporation               3,300     108,384
                                               ----------
                   TOTAL COMMON STOCK--87.62%
                            (Cost $9,045,881)  12,100,999
                                               ----------

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

                                      FACE
COMMERCIAL PAPER                     AMOUNT      VALUE
FINANCIAL SERVICES--3.26%
Case Credit Corporation, 5.90%,
  07/02/98                          $ 450,000  $  449,926
FOOD RETAILERS--2.89%
SuperValu, Incorporated, 6.10%,
  07/07/98                            400,000     399,593
FURNITURE/APPLIANCES--0.93%
Maytag Corporation, 5.85%,
  07/06/98                            128,000     127,896
STEEL--2.93%
Carpenter Technology Corporation,
  6.00%, 07/09/98                     405,000     404,460
                                      FACE
COMMERCIAL PAPER                     AMOUNT      VALUE
UTILITY--MISCELLANEOUS--2.17%
Orange & Rockland Utilities,
  Incorporated, 5.79%, 07/01/98     $ 300,000  $  300,000
                                               ----------
               TOTAL COMMERCIAL PAPER--12.18%
                            (Cost $1,681,875)   1,681,875
                                               ----------
                    TOTAL INVESTMENTS--99.80%
                           (Cost $10,727,756)  13,782,874
                  CASH AND OTHER ASSETS, LESS
                           LIABILITIES--0.20%      27,043
                                               ----------
                          NET ASSETS--100.00%  $13,809,917
                                               ----------
                                               ----------

ABBREVIATIONS
ADR -- American Depository Receipt
*  -- Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
MANAGED PORTFOLIO

COMMON STOCK                        SHARES       VALUE
AUTO & TRUCK MANUFACTURERS--1.28%
Chrysler Corporation                     700  $    39,462
Ford Motor Company                     1,318       77,762
General Motors Corporation               800       53,450
                                              -----------
                                                  170,674
BANKS--7.76%
Banc One Corporation                   2,750      153,484
Comerica, Incorporated                 3,000      198,750
Dime Bancorp, Incorporated             4,000      119,750
First Union Corporation                2,400      139,800
Fleet Financial Group,
  Incorporated                         1,784      148,964
Morgan (J.P.) & Company                1,000      117,125
NationsBank Corporation                2,000      153,000
                                              -----------
                                                1,030,873
BEVERAGES--1.24%
Anheuser-Busch Companies,
  Incorporated                         3,500      165,156
BROADCASTING--0.33%
MediaOne Group, Incorporated*          1,000       43,938
CHEMICALS--1.45%
Hercules, Incorporated                 2,300       94,588
Praxair, Incorporated                  2,100       98,306
                                              -----------
                                                  192,894
COMMUNICATIONS
  EQUIPMENT--1.69%
Lucent Technologies, Incorporated      2,700      224,606
COMPUTER RELATED--4.91%
Cisco Systems, Incorporated*           1,700      156,506
Hewlett-Packard Company                1,600       95,800
Stratus Computer, Incorporated*        5,500      139,219
Sun Microsystems, Incorporated*        6,000      260,625
                                              -----------
                                                  652,150
COMPUTER SOFTWARE--7.07%
First Data Corporation                 5,200      173,225
MAPICS, Incorporated*                  5,000       98,437
Microsoft Corporation*                 3,800      411,825
Network Associates, Incorporated*      2,850      136,444
Synopsys, Incorporated*                2,600      118,950
                                              -----------
                                                  938,881
CONSTRUCTION--0.54%
Centex Corporation                     1,900       71,725
DIVERSIFIED--2.56%
AlliedSignal, Incorporated             2,900      128,687
Coltec Industries, Incorporated*       5,000       99,375
U.S. Industries, Incorporated          4,500      111,375
                                              -----------
                                                  339,437
DRUGS--2.76%
Schering-Plough Corporation            4,000      366,500


COMMON STOCK                        SHARES       VALUE
ELECTRICAL EQUIPMENT--3.51%
Emerson Electric Company               1,000  $    60,375
General Electric Company               3,500      318,500
York International Corporation         2,000       87,125
                                              -----------
                                                  466,000
ELECTRIC POWER--1.03%
Allegheny Energy, Incorporated           800       24,100
DTE Energy Company                     2,000       80,750
OGE Energy Corporation                 1,200       32,400
                                              -----------
                                                  137,250
ELECTRONICS/INSTRUMENTS--2.40%
Analog Devices, Incorporated*          3,500       85,969
Avnet, Incorporated                    2,500      136,719
Cypress Semiconductor
  Corporation*                        11,500       95,593
                                              -----------
                                                  318,281
ENVIRONMENTAL--0.53%
Waste Management, Incorporated         2,000       70,000
EXPLORATION & DRILLING--0.56%
Global Marine Incorporated*            1,600       29,900
Tidewater, Incorporated                  900       29,700
Union Pacific Resources Group,
  Incorporated                           846       14,858
                                              -----------
                                                   74,458
FINANCIAL SERVICES--3.03%
Associates First Capital
  Corporation                            345       26,522
Countrywide Credit Industries,
  Incorporated                         2,800      142,100
Morgan Stanley, Dean Witter,
  Discover and Company                 1,200      109,650
Reliance Group Holdings,
  Incorporated                         7,100      124,250
                                              -----------
                                                  402,522
FOODS PRODUCERS--2.18%
IBP, Incorporated                      4,500       81,562
Interstate Bakeries Corporation        4,100      136,069
McCormick & Company, Incorporated      2,000       71,438
                                              -----------
                                                  289,069
FOODS RETAILERS--1.63%
Albertson's, Incorporated              1,500       77,719
Safeway, Incorporated*                 3,400      138,337
                                              -----------
                                                  216,056
FURNITURE/APPLIANCES--0.52%
Whirlpool Corporation                  1,000       68,750
INSURANCE COMPANIES--0.93%
CIGNA Corporation                      1,800      124,200
LEISURE TIME--0.56%
Brunswick Corporation                  3,000       74,250

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
MANAGED PORTFOLIO, CONTINUED

COMMON STOCK                        SHARES       VALUE
MACHINERY/EQUIPMENT--1.53%
Flowserve Corporation                  2,500  $    61,563
Foster Wheeler Corporation             2,000       42,875
Pall Corporation                       4,800       98,400
                                              -----------
                                                  202,838
MEDICAL PRODUCTS/SUPPLIES--3.77%
Abbott Laboratories                    6,000      245,250
Bergen Brunswig Corporation
  (Class A)                            2,500      115,938
Biomet, Incorporated*                  4,200      138,862
                                              -----------
                                                  500,050
MEDICAL SERVICES--3.48%
Advanced Health Corporation*           9,500       52,250
Aetna Incorporated                     1,200       91,350
Beckman Coulter, Incorporated          1,000       58,250
MedPartners, Incorporated *            2,800       22,400
PacifiCare Health Systems,
  Incorporated (Class B)*              1,400      123,725
United Healthcare Corporation          1,800      114,300
                                              -----------
                                                  462,275
METALS & MINING--0.75%
Cyprus Amax Minerals Company           2,000       26,500
Kinross Gold Corporation*             22,411       72,836
                                              -----------
                                                   99,336
NATURAL GAS--0.94%
Enron Corporation                      2,300      124,344
OIL DOMESTIC--1.01%
Kerr-McGee Corporation                 1,800      104,175
Murphy Oil Corporation                   600       30,413
                                              -----------
                                                  134,588
OIL INTERNATIONAL--1.43%
Societe Nationale Elf Aquitaine
  ADR                                  1,000       71,000
Texaco, Incorporated                   2,000      119,375
                                              -----------
                                                  190,375
PAPER/FOREST PRODUCTS--0.81%
Caraustar Industries,
  Incorporated                         2,600       75,075
Weyerhaeuser Company                     700       32,331
                                              -----------
                                                  107,406
PHOTOGRAPHY/IMAGING--2.30%
Xerox Corporation                      3,000      304,875
PRINTING/PUBLISHING--0.51%
Banta Corporation                      2,200       67,925
REAL ESTATE/REITS--4.28%
CenterPoint Properties
  Corporation                          1,800       59,513
Crescent Real Estate Equities
  Company                              5,000      168,125
Equity Office Properties Trust        10,000      283,750
Health & Retirement Property
  Trust                                3,000       56,437
                                              -----------
                                                  567,825


COMMON STOCK                        SHARES       VALUE
RESTAURANT--0.52%
Applebee's International,
  Incorporated                         3,100  $    69,363
RETAIL--DISCOUNT--0.58%
Kmart Corporation*                     4,000       77,000
RETAIL--GENERAL--1.01%
Federated Department Stores,
  Incorporated*                        2,500      134,531
RETAIL--SPECIALTY--0.98%
Officemax, Incorporated*               4,100       67,650
Tiffany & Company                      1,300       62,400
                                              -----------
                                                  130,050
SEMICONDUCTORS--1.56%
Intel Corporation                      2,800      207,550
TELECOM--CELLULAR--0.78%
GTE Corporation                        1,000       55,625
US West, Incorporated                  1,027       48,269
                                              -----------
                                                  103,894
TELEPHONE--1.35%
Alltel Corporation                     1,800       83,700
MasTec, Incorporated*                  4,000       95,500
                                              -----------
                                                  179,200
TOBACCO--0.41%
UST, Incorporated                      2,000       54,000
TRUCKING & SHIPPING--0.74%
USFreightways Corporation              3,000       98,531
                                              -----------
                  TOTAL COMMON STOCK--77.21%
                           (Cost $7,861,007)   10,253,626
                                              -----------
PREFERRED STOCK
FINANCIAL SERVICES--1.22%
Conseco Incorporated (Series D)
  (Convertible)                        1,000      162,000
OIL DOMESTIC--0.81%
Unocal Capital Trust
  (Convertible)                        2,000      107,750
                                              -----------
                TOTAL PREFERRED STOCK--2.03%
                             (Cost $167,289)      269,750
                                              -----------
                                     FACE
CORPORATE BONDS                     AMOUNT       VALUE
ENVIRONMENTAL--1.34%
Sanifill Incorporated, 5.00%,
  03/01/06 (Convertible)           $ 100,000      177,750
                                              -----------
                TOTAL CORPORATE BONDS--1.34%
                              (Cost $97,152)      177,750
                                              -----------

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
MANAGED PORTFOLIO, CONTINUED

                                     FACE
COMMERCIAL PAPER                    AMOUNT       VALUE
COAL, GAS & PIPE--2.25%
Boston Gas Company, 6.20%,
  07/10/98                         $ 300,000  $   299,535
ELECTRIC POWER--2.75%
Commonwealth Edison Company,
  5.75%, 07/06/98                    365,000      364,707
FINANCIAL SERVICES--4.52%
Case Credit Corporation,
  5.90%, 07/02/98                    600,000      599,902
FOOD PRODUCERS--1.21%
ConAgra Incorporated, 5.80%,
  07/02/98                           161,000      160,974
STEEL--4.23%
Carpenter Technology Corporation,
  6.00%, 07/09/98                    563,000      562,249
                                     FACE
COMMERCIAL PAPER                    AMOUNT       VALUE

UTILITY--MISCELLANEOUS--4.38%
Orange & Rockland Utilities,
  Incorporated, 5.79%, 07/01/98    $ 582,000  $   582,000
                                              -----------
              TOTAL COMMERCIAL PAPER--19.34%
                           (Cost $2,569,367)    2,569,367
                                              -----------
                   TOTAL INVESTMENTS--99.92%
                          (Cost $10,694,815)   13,270,493
                                              -----------
                 CASH AND OTHER ASSETS, LESS
                          LIABILITIES--0.08%       10,126
                                              -----------
                         NET ASSETS--100.00%  $13,280,619
                                              -----------
                                              -----------

ABBREVIATIONS
ADR -- American Depository Receipt
REIT -- Real Estate Investment Trust
* -- Non-income producing security

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

COMMON STOCK                           SHARES      VALUE
AUTO & TRUCK MANUFACTURERS--0.90%
Chrysler Corporation                        200  $  11,275
Ford Motor Company                          500     29,500
General Motors Corporation                  300     20,044
                                                 ---------
                                                    60,819
BANKS--4.34%
Banc One Corporation                        660     36,836
Comerica, Incorporated                      900     59,625
Dime Bancorp, Incorporated                1,600     47,900
First Union Corporation                     400     23,300
Morgan (J.P.) & Company                     300     35,138
NationsBank Corporation                     600     45,900
Norwest Corporation                       1,200     44,850
                                                 ---------
                                                   293,549
BEVERAGES--0.42%
Anheuser-Busch Companies,
  Incorporated                              600     28,313
BROADCASTING--0.39%
MediaOne Group, Incorporated*               600     26,363
CHEMICALS--1.08%
Cabot Corporation                           600     19,388
Hercules, Incorporated                      500     20,562
Praxair, Incorporated                       700     32,769
                                                 ---------
                                                    72,719
COMMUNICATIONS EQUIPMENT--1.23%
Lucent Technologies, Incorporated         1,000     83,187
COMPUTER RELATED--2.12%
Cisco Systems, Incorporated*                600     55,238
Hewlett-Packard Company                     600     35,925
Sun Microsystems, Incorporated*           1,200     52,125
                                                 ---------
                                                   143,288
COMPUTER SOFTWARE--4.17%
First Data Corporation                    1,100     36,644
Microsoft Corporation*                    1,300    140,887
Network Associates, Incorporated*           750     35,906
Synopsys, Incorporated*                   1,500     68,625
                                                 ---------
                                                   282,062
CONSTRUCTION--0.39%
Centex Corporation                          700     26,425
COSMETICS & TOILETRIES--1.62%
Procter & Gamble Company                  1,200    109,275
DIVERSIFIED--2.50%
AlliedSignal, Incorporated                1,400     62,125
Coltec Industries, Incorporated*          2,500     49,687
U.S. Industries, Incorporated             2,300     56,925
                                                 ---------
                                                   168,737


COMMON STOCK                           SHARES      VALUE
DRUGS--8.39%
Bristol-Myers Squibb Company                800  $  91,950
Pfizer, Incorporated                      1,000    108,687
Schering-Plough Corporation               4,000    366,500
                                                 ---------
                                                   567,137
ELECTRICAL EQUIPMENT--2.19%
General Electric Company                  1,100    100,100
York International Corporation            1,100     47,919
                                                 ---------
                                                   148,019
ELECTRIC POWER--0.84%
Allegheny Energy, Incorporated              400     12,050
DTE Energy Company                          700     28,263
OGE Energy Corporation                      600     16,200
                                                 ---------
                                                    56,513
ELECTRONICS/INSTRUMENTS--1.21%
Analog Devices, Incorporated*               500     12,281
Avnet, Incorporated                       1,000     54,687
Cypress Semiconductor Corporation*        1,800     14,963
                                                 ---------
                                                    81,931
ENVIRONMENTAL--1.04%
Waste Management, Incorporated            2,000     70,000
EXPLORATION & DRILLING--0.56%
Global Marine Incorporated*                 900     16,819
Tidewater, Incorporated                     500     16,500
Union Pacific Resources Group,
  Incorporated                              254      4,461
                                                 ---------
                                                    37,780
FINANCIAL SERVICES--2.78%
Associates First Capital Corporation        131     10,071
Countrywide Credit Industries,
  Incorporated                            1,400     71,050
Morgan Stanley, Dean Witter,
  Discover and Company                      400     36,550
Reliance Group Holdings,
  Incorporated                            4,000     70,000
                                                 ---------
                                                   187,671
FOOD PRODUCERS--1.60%
IBP, Incorporated                           900     16,313
Interstate Bakeries Corporation           2,100     69,694
Universal Foods Corporation               1,000     22,187
                                                 ---------
                                                   108,194
FOOD RETAILERS--1.48%
Albertson's, Incorporated                   600     31,087
Safeway, Incorporated*                    1,700     69,169
                                                 ---------
                                                   100,256
INSURANCE COMPANIES--0.93%
American General Corporation                300     21,356
CIGNA Corporation                           600     41,400
                                                 ---------
                                                    62,756

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

COMMON STOCK                           SHARES      VALUE
LEISURE TIME--0.62%
Brunswick Corporation                     1,700  $  42,075
MACHINERY & EQUIPMENT--0.79%
Flowserve Corporation                       900     22,162
Foster Wheeler Corporation                  500     10,719
Pall Corporation                          1,000     20,500
                                                 ---------
                                                    53,381
MEDICAL PRODUCTS/SUPPLIES--3.81%
Abbott Laboratories                       2,200     89,925
Bergen Brunswig Corporation (Class
  A)                                        875     40,578
Biomet, Incorporated                      2,500     82,656
Johnson & Johnson                           600     44,250
                                                 ---------
                                                   257,409
MEDICAL SERVICES--2.62%
Aetna Incorporated                          400     30,450
Beckman Coulter, Incorporated               400     23,300
MedPartners, Incorporated*                1,200      9,600
PacifiCare Health Systems,
  Incorporated (Class B)*                   500     44,187
United Healthcare Corporation             1,100     69,850
                                                 ---------
                                                   177,387
METALS & MINING--0.10%
Cyprus Amax Minerals Company                500      6,625
NATURAL GAS--1.04%
Enron Corporation                         1,300     70,281
OIL DOMESTIC--0.57%
Amoco Corporation                           400     16,650
Kerr-McGee Corporation                      200     11,575
Murphy Oil Corporation                      200     10,138
                                                 ---------
                                                    38,363
OIL INTERNATIONAL--1.47%
Chevron Corporation                         600     49,837
Societe Nationale Elf Aquitaine ADR         700     49,700
                                                 ---------
                                                    99,537
PAPER/FOREST PRODUCTS--0.54%
Caraustar Industries, Incorporated          400     11,550
Louisiana-Pacific Corporation               600     10,950
Weyerhaeuser Company                        300     13,856
                                                 ---------
                                                    36,356


COMMON STOCK                           SHARES      VALUE
PRINTING/PUBLISHING--0.41%
Banta Corporation                           900  $  27,788
REAL ESTATE/REITS--0.31%
Health & Retirement Property Trust        1,100     20,694
RESTAURANT--0.17%
Applebee's International,
  Incorporated                              500     11,187
RETAIL--DISCOUNT--0.24%
Toys "R" Us, Incorporated*                  700     16,494
RETAIL--GENERAL--0.72%
Federated Department Stores,
  Incorporated*                             900     48,431
RETAIL--SPECIALTY--0.70%
Officemax, Incorporated*                  1,400     23,100
Tiffany & Company                           500     24,000
                                                 ---------
                                                    47,100
SEMICONDUCTORS--0.99%
Intel Corporation                           900     66,713
TELECOM--0.84%
GTE Corporation                             500     27,812
US West, Incorporated                       616     28,952
                                                 ---------
                                                    56,764
TELEPHONE--0.48%
Alltel Corporation                          700     32,550
TOBACCO--0.28%
UST, Incorporated                           700     18,900
TRUCKING & SHIPPING--0.24%
USFreightways Corporation                   500     16,422
                                                 ---------
                     TOTAL COMMON STOCK--57.12%
                              (Cost $2,599,810)  3,859,451
                                                 ---------
PREFERRED STOCK
OIL DOMESTIC--0.40%
Unocal Capital Trust (Convertible)          500     26,938
                                                 ---------
                   TOTAL PREFERRED STOCK--0.40%
                                 (Cost $26,541)     26,938
                                                 ---------

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

                                        FACE
BONDS AND NOTES                        AMOUNT      VALUE
GOVERNMENT AGENCIES--17.52%
Federal Home Loan Mortgage
  Corporation, 5.74%, 09/17/03        $ 100,000  $  98,622
Federal Home Loan Mortgage
  Corporation, 7.83%, 04/13/05          150,000    155,473
Federal Home Loan Mortgage
  Corporation, 7.70%, 05/17/06           80,000     81,337
Federal Home Loan Mortgage
  Corporation, Pool #540341, 9.00%,
  09/01/19                                5,189      5,499
Federal Home Loan Mortgage
  Corporation, Pool #360100, 9.00%,
  04/01/20                               24,436     25,868
Federal National Mortgage
  Association, 7.55%, 04/22/02           50,000     53,168
Federal National Mortgage
  Association, 5.78%, 09/17/03          100,000     98,473
Federal National Mortgage
  Association, 7.55%, 06/10/04          250,000    254,119
Federal National Mortgage
  Association, 7.70%, 04/10/07          400,000    411,105
                                                 ---------
                                                 1,183,664
U S TREASURY SECURITIES--12.73%
U S Treasury Bonds, 6.00%, 02/15/26     680,000    707,413
U S Treasury Notes, 5.875%, 02/15/04    150,000    152,813
                                                 ---------
                                                   860,226
                                                 ---------
                  TOTAL BONDS AND NOTES--30.25%
                              (Cost $1,887,614)  2,043,890
                                                 ---------
                                        FACE
COMMERCIAL PAPER                       AMOUNT      VALUE
FINANCIAL SERVICES--2.96%
Case Credit Corporation, 5.90%,
  07/02/98                            $ 200,000  $ 199,967
FOOD PRODUCERS--3.99%
ConAgra Incorporated, 6.07%,
  07/01/98                              270,000    270,000
STEEL--4.58%
Carpenter Technology Corporation,
  6.00%, 07/09/98                       310,000    309,586
                                                 ---------
                 TOTAL COMMERCIAL PAPER--11.53%
                                (Cost $779,553)    779,553
                                                 ---------
                      TOTAL INVESTMENTS--99.30%
                              (Cost $5,293,518)  6,709,832
 CASH AND OTHER ASSETS, LESS LIABILITIES--0.70%     47,245
                                                 ---------
                            NET ASSETS--100.00%  $6,757,077
                                                 ---------
                                                 ---------

ABBREVIATIONS
ADR -- American Depository Receipt

  * -- Non-income producing securities

MONEY MARKET PORTFOLIO

                                                                    STATED RATE   MATURITY     FACE
                                                                        (%)         DATE      AMOUNT      VALUE
FEDERAL AGENCIES--
Federal Agricultural Mortgage Corporation                                 5.42     07/08/98  $ 310,000  $ 309,673
Federal Agricultural Mortgage Corporation                                 5.41     07/10/98    100,000     99,864
Federal Farm Credit Bank                                                  5.37     07/01/98    450,000    450,000
Federal Farm Credit Bank                                                  5.36     07/13/98    375,000    374,325
Federal Farm Credit Bank                                                  5.40     07/22/98    250,000    249,211
Federal Farm Credit Bank                                                  5.42     07/24/98    350,000    348,784
Federal Home Loan Bank                                                    5.37     07/29/98    320,000    318,659
Federal Home Loan Mortgage Corporation                                    5.43     07/02/98    230,000    229,965
Federal Home Loan Mortgage Corporation                                    5.44     07/07/98    300,000    299,727
Federal Home Loan Mortgage Corporation                                    5.40     07/23/98    375,000    373,762
Federal Home Loan Mortgage Corporation                                    5.48     07/27/98    300,000    298,812
Federal Home Loan Mortgage Corporation                                    5.43     08/07/98    205,000    203,856
Federal National Mortgage Association                                     5.42     07/15/98    225,000    224,524
Federal National Mortgage Association                                     5.40     07/17/98    125,000    124,700
Federal National Mortgage Association                                     5.44     08/03/98    210,000    208,953
                                                                                                        ---------
                                                                       TOTAL FEDERAL AGENCIES--100.14%
                                                                                     (Cost $4,114,815)  4,114,815
                                                        LIABILITIES IN EXCESS OF OTHER ASSETS--(0.14%)     (5,924)
                                                                                                        ---------
                                                                                   NET ASSETS--100.00%  $4,108,891
                                                                                                        ---------
                                                                                                        ---------

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------

                                                               GROWTH       MANAGED      BALANCED    MONEY MARKET
                                                             PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
ASSETS
Investments in securities, at value                         $ 13,782,874  $ 13,270,493  $ 6,709,832   $4,114,815
Cash and cash equivalents                                         34,940        11,699       16,845       --
Receivable for:
  Dividends                                                        9,600        13,684        2,975       --
  Interest                                                           163         2,001       34,497          154
  Expense reimbursement                                              100       --             1,209          754
                                                            ------------  ------------  -----------  ------------
                                              TOTAL ASSETS    13,827,677    13,297,877    6,765,358    4,115,723
LIABILITIES
Accrued:
  Investment advisory fee                                          5,579         5,058        2,665        1,337
  Service fee                                                      2,789         2,529        1,332          668
Other liabilities                                                  9,392         9,671        4,284        4,827
                                                            ------------  ------------  -----------  ------------
                                         TOTAL LIABILITIES        17,760        17,258        8,281        6,832
                                                            ------------  ------------  -----------  ------------
                                                NET ASSETS  $ 13,809,917  $ 13,280,619  $ 6,757,077   $4,108,891
                                                            ------------  ------------  -----------  ------------
                                                            ------------  ------------  -----------  ------------
SHARES OUTSTANDING                                             7,741,920     7,817,470    4,442,526    4,108,891
                                                            ------------  ------------  -----------  ------------
                                                            ------------  ------------  -----------  ------------
NET ASSET VALUE PER SHARE                                   $       1.78  $       1.70  $      1.52   $     1.00
                                                            ------------  ------------  -----------  ------------
                                                            ------------  ------------  -----------  ------------

STATEMENTS OF OPERATIONS  Six Months Ended June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------

                                                               GROWTH       MANAGED      BALANCED    MONEY MARKET
                                                             PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
INVESTMENT INCOME
Dividends                                                   $     69,339  $     82,224  $    24,399       --
Interest                                                          58,601        58,874       92,643   $   90,493
                                                            ------------  ------------  -----------  ------------
                                   TOTAL INVESTMENT INCOME       127,940       141,098      117,042       90,493
EXPENSES
Investment advisory fees                                          30,390        27,114       14,653        7,523
Service fees                                                      15,195        13,557        7,326        3,762
Custody and transaction fees                                      16,381        13,608       11,043        2,707
Directors' fees and expenses                                       7,510         7,639        6,468        5,918
Professional fees                                                  4,332         4,031        3,727        3,481
Registration fees                                                    369           374          133           62
Other                                                                375       --               908        1,000
                                                            ------------  ------------  -----------  ------------
                                            TOTAL EXPENSES        74,552        66,323       44,258       24,453
                                  LESS EXPENSES REIMBURSED       (19,357)      (12,525)     (16,911)     (10,164)
                                                            ------------  ------------  -----------  ------------
                                              NET EXPENSES        55,195        53,798       27,347       14,289
                                                            ------------  ------------  -----------  ------------
                                    INVESTMENT INCOME--NET        72,745        87,300       89,695       76,204
                                                            ------------  ------------  -----------  ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                               339,838       201,540       64,819       --
  Change in unrealized appreciation of investments               920,370       592,615      388,182       --
                                                            ------------  ------------  -----------  ------------
NET GAIN ON INVESTMENTS                                        1,260,208       794,155      453,001       --
                                                            ------------  ------------  -----------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $  1,332,953  $    881,455  $   542,696   $   76,204
                                                            ------------  ------------  -----------  ------------
                                                            ------------  ------------  -----------  ------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

                                                                          (UNAUDITED)
                                                                          SIX MONTHS
                                                                             ENDED        YEAR ENDED
                                                                           JUNE 30,      DECEMBER 31,
                                                                        ---------------  -------------
                                                                             1998            1997
                                                                        ---------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                 $      72,745   $     157,371
  Net realized gain on investments                                             339,838         875,594
  Change in unrealized appreciation                                            920,370         641,115
                                                                        ---------------  -------------
  Net increase in net assets resulting from operations                       1,332,953       1,674,080
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                      --              (158,902)
  Capital gains                                                               --              (775,516)
                                                                        ---------------  -------------
  Total distributions to shareholders                                         --              (934,418)
CAPITAL SHARE TRANSACTIONS--Net                                              1,350,048       3,108,985
                                                                        ---------------  -------------
TOTAL INCREASE                                                               2,683,001       3,848,647
NET ASSETS
  Beginning of period                                                       11,126,916       7,278,269
                                                                        ---------------  -------------
  End of period                                                          $  13,809,917   $  11,126,916
                                                                        ---------------  -------------
                                                                        ---------------  -------------

MANAGED PORTFOLIO

                                                                          (UNAUDITED)
                                                                          SIX MONTHS
                                                                             ENDED        YEAR ENDED
                                                                           JUNE 30,      DECEMBER 31,
                                                                        ---------------  -------------
                                                                             1998            1997
                                                                        ---------------  -------------

INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                 $      87,300   $     156,264
  Net realized gain on investments                                             201,540         630,123
  Change in unrealized appreciation                                            592,615         819,659
                                                                        ---------------  -------------
  Net increase in net assets resulting from operations                         881,455       1,606,046
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                      --              (158,852)
  Capital gains                                                               --              (513,633)
                                                                        ---------------  -------------
  Total distributions to shareholders                                         --              (672,485)
CAPITAL SHARE TRANSACTIONS--Net                                              2,616,178       2,576,293
                                                                        ---------------  -------------
TOTAL INCREASE                                                               3,497,633       3,509,854
NET ASSETS
  Beginning of period                                                        9,782,986       6,273,132
                                                                        ---------------  -------------
  End of period                                                          $  13,280,619   $   9,782,986
                                                                        ---------------  -------------
                                                                        ---------------  -------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

                                                                     (UNAUDITED)
                                                                     SIX MONTHS
                                                                        ENDED        YEAR ENDED
                                                                      JUNE 30,      DECEMBER 31,
                                                                   ---------------  ------------
                                                                        1998            1997
                                                                   ---------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                            $      89,695    $  168,655
  Net realized gain on investments                                         64,819       350,655
  Change in unrealized appreciation                                       388,182       332,627
                                                                   ---------------  ------------
  Net increase in net assets resulting from operations                    542,696       851,937
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                 --            (168,712)
  Capital gains                                                          --            (267,353)
                                                                   ---------------  ------------
  Total distributions to shareholders                                    --            (436,065)
CAPITAL SHARE TRANSACTIONS--Net                                           619,459       898,313
                                                                   ---------------  ------------
TOTAL INCREASE                                                          1,162,155     1,314,185
NET ASSETS
  Beginning of period                                                   5,594,922     4,280,737
                                                                   ---------------  ------------
  End of period                                                     $   6,757,077    $5,594,922
                                                                   ---------------  ------------
                                                                   ---------------  ------------

MONEY MARKET PORTFOLIO

                                                                     (UNAUDITED)
                                                                     SIX MONTHS
                                                                        ENDED        YEAR ENDED
                                                                      JUNE 30,      DECEMBER 31,
                                                                   ---------------  ------------
                                                                        1998            1997
                                                                   ---------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                            $      76,204    $  123,016
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                  (76,204)     (123,016)
CAPITAL SHARE TRANSACTIONS--Net                                         1,288,222       288,794
                                                                   ---------------  ------------
TOTAL INCREASE                                                          1,288,222       288,794
NET ASSETS
  Beginning of period                                                   2,820,669     2,531,875
                                                                   ---------------  ------------
  End of period                                                     $   4,108,891    $2,820,669
                                                                   ---------------  ------------
                                                                   ---------------  ------------

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period. GROWTH PORTFOLIO

                                                  (UNAUDITED)
                                               SIX MONTHS ENDED
                                                   JUNE 30,                      YEAR ENDED DECEMBER 31,
                                               -----------------  -----------------------------------------------------
                                                     1998           1997       1996       1995       1994       1993
                                               -----------------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period               $    1.60      $    1.45  $    1.27  $    1.04  $    1.08  $    1.07
Investment income--net                                  0.01           0.03       0.02       0.02       0.02       0.02
Net realized and unrealized gain (loss) on
  investments during the period                         0.17           0.27       0.21       0.27       0.05       0.06
                                                     -------      ---------  ---------  ---------  ---------  ---------
             Total from investment operations           0.18           0.30       0.23       0.29       0.07       0.08
Less distributions from
  Investment income--net                              --              (0.03)     (0.02)     (0.02)     (0.02)     (0.02)
  Capital gains                                       --              (0.12)     (0.03)     (0.04)     (0.09)     (0.05)
                                                     -------      ---------  ---------  ---------  ---------  ---------
                          Total distributions           0.00          (0.15)     (0.05)     (0.06)     (0.11)     (0.07)
                                                     -------      ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period                     $    1.78      $    1.60  $    1.45  $    1.27  $    1.04  $    1.08
                                                     -------      ---------  ---------  ---------  ---------  ---------
                                                     -------      ---------  ---------  ---------  ---------  ---------
Total return                                           11.25%**       20.72%     17.98%     28.50%      6.91%      7.10%
                                                     -------      ---------  ---------  ---------  ---------  ---------
                                                     -------      ---------  ---------  ---------  ---------  ---------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)          $  13,810      $  11,127  $   7,278  $   4,781  $   3,037  $   2,748
Ratio of expenses to average net assets                 0.87%*(1)      0.87%(1)      0.87%(1)      0.87%(1)      0.90%(1)      0.91%
Ratio of net investment income to average net
  assets                                                1.14%*         1.69%      1.84%      1.99%      2.04%      1.65%
Portfolio turnover rate                                20.74%         45.37%     21.24%     42.06%     46.18%     59.55%
Average commission rate                                 7.00%          7.00%      7.00%    --         --         --

MANAGED PORTFOLIO

                                                  (UNAUDITED)
                                               SIX MONTHS ENDED
                                                   JUNE 30,                      YEAR ENDED DECEMBER 31,
                                               -----------------  -----------------------------------------------------
                                                     1998           1997       1996       1995       1994       1993
                                               -----------------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period               $    1.56      $    1.37  $    1.21  $    1.00  $    1.11  $    1.05
Investment income--net                                  0.01           0.03       0.03       0.03       0.02       0.02
Net realized and unrealized gain (loss) on
  investments during the period                         0.13           0.28       0.19       0.24     --           0.09
                                                     -------      ---------  ---------  ---------  ---------  ---------
             Total from investment operations           0.14           0.31       0.22       0.27       0.02       0.11
Less distributions from
  Investment income--net                              --              (0.03)     (0.03)     (0.03)     (0.03)     (0.02)
  Capital gains                                       --              (0.09)     (0.03)     (0.03)     (0.10)     (0.03)
                                                     -------      ---------  ---------  ---------  ---------  ---------
                          Total distributions           0.00          (0.12)     (0.06)     (0.06)     (0.13)     (0.05)
                                                     -------      ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period                     $    1.70      $    1.56  $    1.37  $    1.21  $    1.00  $    1.11
                                                     -------      ---------  ---------  ---------  ---------  ---------
                                                     -------      ---------  ---------  ---------  ---------  ---------
Total return                                            8.97%**       22.41%     17.69%     27.19%      1.35%     10.97%
                                                     -------      ---------  ---------  ---------  ---------  ---------
                                                     -------      ---------  ---------  ---------  ---------  ---------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)          $  13,281      $   9,783  $   6,273  $   4,028  $   2,795  $   2,735
Ratio of expenses to average net assets                 0.93%*(2)      0.93%(2)      0.93%(2)      0.93%(2)      0.98%(2)      1.00%
Ratio of net investment income to average net
  assets                                                1.51%*         1.91%      2.29%      2.57%      2.36%      1.87%
Portfolio turnover rate                                19.56%         35.08%     20.79%     30.87%     26.26%     46.39%
Average commission rate                                 7.00%          7.00%      7.00%    --         --         --

*   Ratios annualized
**  Returns are not annualized
(1) Expenses for the calculation are net of a reimbursement from Securities Management & Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.17% (annualized), 1.09%, 1.25%, 1.32% and 1.13% for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995 and 1994, respectively.
(2) Expenses for the calculation are net of a reimbursement from Securities Management & Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.15% (annualized), 1.10%, 1.14%, 1.26% and 1.23% for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995 and 1994, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period. BALANCED PORTFOLIO

                                                  (UNAUDITED)
                                               SIX MONTHS ENDED
                                                   JUNE 30,                      YEAR ENDED DECEMBER 31,
                                               -----------------  -----------------------------------------------------
                                                     1998           1997       1996       1995       1994       1993
                                               -----------------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period               $    1.39      $    1.27  $    1.18  $    0.99  $    1.06  $    1.07
Investment income--net                                  0.02           0.04       0.04       0.04       0.03       0.03
Net realized and unrealized gain (loss) on
  investments during the period                         0.11           0.20       0.10       0.19      (0.03)      0.02
                                                      ------      ---------  ---------  ---------  ---------  ---------
             Total from investment operations           0.13           0.24       0.14       0.23       0.00       0.05
Less distributions from
  Investment income--net                              --              (0.05)     (0.04)     (0.04)     (0.03)     (0.03)
  Capital gains                                       --              (0.07)     (0.01)    --          (0.04)     (0.03)
                                                      ------      ---------  ---------  ---------  ---------  ---------
                          Total distributions           0.00          (0.12)     (0.05)     (0.04)     (0.07)     (0.06)
                                                      ------      ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period                     $    1.52      $    1.39  $    1.27  $    1.18  $    0.99  $    1.06
                                                      ------      ---------  ---------  ---------  ---------  ---------
                                                      ------      ---------  ---------  ---------  ---------  ---------
Total return                                            9.35%**       18.80%     12.23%     22.80%      0.15%      4.58%
                                                      ------      ---------  ---------  ---------  ---------  ---------
                                                      ------      ---------  ---------  ---------  ---------  ---------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)          $   6,757      $   5,595  $   4,281  $   3,399  $   2,660  $   2,585
Ratio of expenses to average net assets                 0.90%*(1)      0.90%(1)      0.90%(1)      0.90%(1)      0.96%(1)      1.00%
Ratio of net investment income to average net
  assets                                                2.93%*         3.43%      3.25%      3.19%      3.34%      2.65%
Portfolio turnover rate                                 7.83%         23.02%     16.71%     15.97%     46.14%     68.58%
Average commission rate                                 7.00%          7.00%      7.00%    --         --         --

MONEY MARKET PORTFOLIO

                                                  (UNAUDITED)
                                               SIX MONTHS ENDED
                                                   JUNE 30,                      YEAR ENDED DECEMBER 31,
                                               -----------------  -----------------------------------------------------
                                                     1998           1997       1996       1995       1994       1993
                                               -----------------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period               $    1.00      $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
Investment income--net                                  0.02           0.05       0.08       0.05       0.02       0.02
                                                      ------      ---------  ---------  ---------  ---------  ---------
             Total from investment operations           0.02           0.05       0.08       0.05       0.02       0.02
Less distributions from
  Investment income--net                               (0.02)         (0.05)     (0.08)     (0.05)     (0.02)     (0.02)
                                                      ------      ---------  ---------  ---------  ---------  ---------
                          Total distributions          (0.02)         (0.05)     (0.08)     (0.05)     (0.02)     (0.02)
                                                      ------      ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period                     $    1.00      $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                                      ------      ---------  ---------  ---------  ---------  ---------
                                                      ------      ---------  ---------  ---------  ---------  ---------
Total return                                            2.32%**        4.78%      4.61%      5.11%      3.36%      2.13%
                                                      ------      ---------  ---------  ---------  ---------  ---------
                                                      ------      ---------  ---------  ---------  ---------  ---------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)          $   4,109      $   2,821  $   2,532  $   2,398  $   2,284  $   2,194
Ratio of expenses to average net assets                 0.87%*(2)      0.87%(2)      0.87%(2)      0.87%(2)      0.91%(2)      0.98%
Ratio of net investment income to average net
  assets                                                4.63%*         4.62%      4.51%      5.03%      3.32%      2.11%

*   Ratios annualized
**  Returns are not annualized
(1) Expenses for the calculation are net of a reimbursement from Securities Management & Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.45% (annualized), 1.30%, 1.48%, 1.37% and 1.25% for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995 and 1994, respectively.
(2) Expenses for the calculation are net of a reimbursement from Securities Management & Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.49% (annualized), 1.23%, 1.22%, 1.21%, 1.14% and 1.72% for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, 1994 and 1992, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Managed, Balanced and Money Market Portfolios. Operations commenced March 1, 1991.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS:
GROWTH, MANAGED AND BALANCED PORTFOLIOS
Investments listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

MONEY MARKET PORTFOLIO
Investments are valued at amortized cost (premiums and discounts are amortized on a straight-line basis), which has been determined by the Fund's Board of Directors to closely approximate the fair value of such securities. The Fund intends to maintain a continuous net asset value per share of $1.00, rounded to the nearest cent.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accural basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value. The Fund repurchases its shares at net asset value. Dividends and other distributions are recorded by the Fund on the ex-dividend date and may be reinvested at net asset value. For the Money Market Portfolio, distributions are computed daily and distributed monthly.

EXPENSES:
Operating expenses directly attributable to a portfolio are charged to that portfolio's operations. Expenses of the Fund which are not directly attributable to the operations of any portfolio are prorated among all portfolios of the Fund based on the relative net assets of each portfolio.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subidiary of American National.

The investment advisory agreement provides SM&R with a monthly advisory fee based on an annualized rate of 1/2 of 1% of the Fund's average daily net assets. For its fee, SM&R will provide investment advice and, in general, will conduct the management and investments of the Fund.

The administrative service agreement provides SM&R with a monthly service fee based on an annualized rate of 1/4 of 1% of the Fund's average daily net assets. For its fee, SM&R will provide certain administrative services for the Fund.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

In addition to the investment advisory fee and the administrative fee, the Fund is responsible for paying most other operating expenses including outside director's fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest and miscellaneous expenses.

All offering and organization costs were paid by American National. Effective May 1, 1994, SM&R has agreed to reimburse the Fund for expenses of any kind (exclusive of interest, commissions and other expenses incidental to portfolio transactions) which exceed the following percentages of each portfolio's average daily net assets:

Growth                             0.87%
Managed                            0.93%
Balanced                           0.90%
Money Market                       0.87%

Prior to May 1, 1994, the reimbursement percentage was 1.50% of each portfolio's average daily net assets.

As of June 30, 1998, SM&R and American National had the following ownership in the Portfolios:

                                                              AMERICAN NATIONAL             AMERICAN NATIONAL
                                                              CORPORATE ACCOUNTS            SEPARATE ACCOUNTS
                                      SM&R               ----------------------------  ----------------------------
                         ------------------------------                PERCENT OF                    PERCENT OF
                                        PERCENT OF                       SHARES                        SHARES
                          SHARES    SHARES OUTSTANDING    SHARES       OUTSTANDING      SHARES       OUTSTANDING
Growth                     361,270           4.66%       2,537,473         32.78%      4,843,177         62.56%
Managed                    360,662           4.61%       2,529,561         32.36%      4,927,247         63.03%
Balanced                   348,801           7.86%       2,444,017         55.01%      1,649,708         37.13%
Money Market               329,393           8.02%       2,306,927         56.14%      1,472,571         35.84%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggreggate purchases and sales of investments, other than commercial paper, were as follows:

                         PURCHASES      SALES
Growth                   $3,904,756   $2,238,992
Managed                  $2,651,302   $1,914,348
Balanced                 $ 989,786    $ 414,952

Gross unrealized appreciation and depreciation as of June 30, 1998, were as follows:

                        APPRECIATION DEPRECIATION
Growth                   $3,612,663   $ 557,545
Managed                  $3,078,705   $ 503,027
Balanced                 $1,531,091   $ 114,777

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 4--CAPITAL STOCK

GROWTH PORTFOLIO

                                                                    (UNAUDITED)
                                                                 SIX MONTHS ENDED          YEAR ENDED
                                                                   JUNE 30, 1998       DECEMBER 31, 1997
                                                               ---------------------  --------------------
                                                                SHARES      AMOUNT     SHARES     AMOUNT
                                                               ---------  ----------  ---------  ---------
Sale of capital shares                                           997,502  $1,723,056  1,626,208  $2,618,935
Investment income dividends reinvested                            --          --        101,211    158,902
Distributions made from net realized gains reinvested             --          --        493,960    775,516
                                                               ---------  ----------  ---------  ---------
Subtotals                                                        997,502   1,723,056  2,221,379  3,553,353
Redemptions of capital shares                                   (216,954)   (373,008)  (269,044)  (444,368)
                                                               ---------  ----------  ---------  ---------
Net increase in capital shares outstanding                       780,548  $1,350,048  1,952,335  $3,108,985
                                                                          ----------             ---------
                                                                          ----------             ---------
Shares outstanding at beginning of period                      6,961,372              5,009,037
                                                               ---------              ---------
Shares outstanding at end of period                            7,741,920              6,961,372
                                                               ---------              ---------
                                                               ---------              ---------
THE COMPONENTS OF NET ASSETS AT JUNE 30, 1998, ARE AS
  FOLLOWS:
  Capital Stock--7,741,920 shares of $.01 par value
   outstanding (115,000,000 authorized)(par and additional
   paid-in capital)                                                       $10,185,296
  Undistributed net investment income                                         72,745
  Accumulated net realized gain on investments                               496,758
  Net unrealized appreciation of investments                               3,055,118
                                                                          ----------
  Net assets                                                              $13,809,917
                                                                          ----------
                                                                          ----------

MANAGED PORTFOLIO

                                                                    (UNAUDITED)
                                                                 SIX MONTHS ENDED          YEAR ENDED
                                                                   JUNE 30, 1998       DECEMBER 31, 1997
                                                               ---------------------  --------------------
                                                                SHARES      AMOUNT     SHARES     AMOUNT
                                                               ---------  ----------  ---------  ---------
Sale of capital shares                                         1,745,088  $2,927,041  1,754,279  $2,697,284
Investment income dividends reinvested                            --          --        103,150    158,852
Distributions made from net realized gains reinvested             --          --        333,200    513,633
                                                               ---------  ----------  ---------  ---------
Subtotals                                                      1,745,088   2,927,041  2,190,629  3,369,769
Redemptions of capital shares                                   (193,003)   (310,863)  (508,525)  (793,476)
                                                               ---------  ----------  ---------  ---------
Net increase in capital shares outstanding                     1,552,085  $2,616,178  1,682,104  $2,576,293
                                                                          ----------             ---------
                                                                          ----------             ---------
Shares outstanding at beginning of period                      6,265,385              4,583,281
                                                               ---------              ---------
Shares outstanding at end of period                            7,817,470              6,265,385
                                                               ---------              ---------
                                                               ---------              ---------
THE COMPONENTS OF NET ASSETS AT JUNE 30, 1998, ARE AS
  FOLLOWS:
  Capital Stock--7,817,470 shares of $.01 par value
   outstanding (120,000,000 authorized)(par and additional
   paid-in capital)                                                       $10,270,545
  Undistributed net investment income                                         87,300
  Accumulated net realized gain on investments                               347,096
  Net unrealized appreciation of investments                               2,575,678
                                                                          ----------
  Net assets                                                              $13,280,619
                                                                          ----------
                                                                          ----------

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

BALANCED PORTFOLIO

                                                                    (UNAUDITED)
                                                                  SIX MONTHS ENDED         YEAR ENDED
                                                                   JUNE 30, 1998       DECEMBER 31, 1997
                                                                --------------------  --------------------
                                                                 SHARES     AMOUNT     SHARES     AMOUNT
                                                                ---------  ---------  ---------  ---------
Sale of capital shares                                            503,917  $ 744,543    588,279  $ 798,835
Investment income dividends reinvested                             --         --        122,255    168,712
Distributions made from net realized gains reinvested              --         --        193,156    267,353
                                                                ---------  ---------  ---------  ---------
Subtotals                                                         503,917    744,543    903,690  1,234,900
Redemptions of capital shares                                     (85,828)  (125,084)  (256,939)  (336,587)
                                                                ---------  ---------  ---------  ---------
Net increase in capital shares outstanding                        418,089  $ 619,459    646,751  $ 898,313
                                                                           ---------             ---------
                                                                           ---------             ---------
Shares outstanding at beginning of period                       4,024,437             3,377,686
                                                                ---------             ---------
Shares outstanding at end of period                             4,442,526             4,024,437
                                                                ---------             ---------
                                                                ---------             ---------
THE COMPONENTS OF NET ASSETS AT JUNE 30, 1998, ARE AS FOLLOWS:
  Capital Stock--4,442,526 shares of $.01 par value
   outstanding (115,000,000 authorized)(par and additional
   paid-in capital)                                                        $5,090,746
  Undistributed net investment income                                         89,695
  Accumulated net realized gain on investments                               160,322
  Net unrealized appreciation of investments                               1,416,314
                                                                           ---------
  Net assets                                                               $6,757,077
                                                                           ---------
                                                                           ---------

MONEY MARKET PORTFOLIO

                                                                    (UNAUDITED)
                                                                  SIX MONTHS ENDED         YEAR ENDED
                                                                   JUNE 30, 1998       DECEMBER 31, 1997
                                                                --------------------  --------------------
                                                                 SHARES     AMOUNT     SHARES     AMOUNT
                                                                ---------  ---------  ---------  ---------
Sales of capital shares                                         5,252,704  $5,252,704   420,449  $ 420,449
Investment income dividends reinvested                             76,204     76,204    123,016    123,016
                                                                ---------  ---------  ---------  ---------
Subtotals                                                       5,328,908  5,328,908    543,465    543,465
Redemptions of capital shares                                   (4,040,686) (4,040,686)  (254,671)  (254,671)
                                                                ---------  ---------  ---------  ---------
Net increase in capital shares outstanding                      1,288,222  $1,288,222   288,794  $ 288,794
                                                                           ---------             ---------
                                                                           ---------             ---------
Shares outstanding at beginning of period                       2,820,669             2,531,875
                                                                ---------             ---------
Shares outstanding at end of period                             4,108,891             2,820,669
                                                                ---------             ---------
                                                                ---------             ---------
THE COMPONENTS OF NET ASSETS AT JUNE 30, 1998, ARE AS FOLLOWS:
  Capital Stock--4,108,891 shares of $.01 par value
   outstanding (1,050,000,000 authorized)(par and additional
   paid-in capital)                                                        $4,108,891
                                                                           ---------
  Net assets                                                               $4,108,891
                                                                           ---------
                                                                           ---------